Long-Term Debt and Other Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
The amounts in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	June 30, 2026	December 31, 2025
Long-term debt and other financial liabilities	298,476	293,958
Less: Deferred financing costs and debt discounts	(3,609)	(3,798)
Total	294,867	290,160
Less - current portion	(46,791)	(54,940)
Long-term portion	248,076	235,220

Annual Principal Payments
The annual principal payments required to be made after June 30, 2026 for all long-term debt and other financial liabilities, taking into consideration the reclassification of short-term obligations refinanced to long-term for the sale and leaseback agreement with Huarong (Note 17) are as follows:

Twelve month periods ending June 30,	Amount
2027	48,041
2028	62,117
2029	39,141
2030	84,702
Thereafter	64,475
Total	298,476